TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of company's loss before income taxes and share of net loss of equity investees

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
PRC	(758,737)	(954,592)	(1,053,407)	(152,730)
Non-PRC	(251,964)	(306,013)	(410,909)	(59,574)
	(1,010,701)	(1,260,605)	(1,464,316)	(212,304)

Schedule of current and deferred components of income tax expense

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax	(18,381)	(3,198)	(511)	(74)
Deferred income tax	828	—	—	—
	(17,553)	(3,198)	(511)	(74)

Schedule of reconciliation of the differences between the PRC statutory tax rate and the Company's effective tax rate

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Loss before income taxes and share of net loss of equity investees	(1,010,701)	(1,260,605)	(1,464,316)	(212,304)
Income tax computed at the statutory tax rate of 25%	252,675	315,151	366,079	53,076
Non-deductible expenses	(46,106)	(112,363)	(20,250)	(2,936)
Effect of different tax rates in different jurisdictions and preferential tax rate	(48,650)	447,053	(68,037)	(9,864)
Research and development expenses deduction	21,834	25,756	14,223	2,062
Non-taxable income	11,152	6,525	6,395	927
Provision to return	(5,776)	14,568	(74,577)	(10,813)
Deferred tax expense	828	(21,245)	(1,462)	(212)
Tax rate change	18,594	2,890	(483)	(70)
Expired tax loss	(37,469)	(112,725)	(160,285)	(23,239)
Change in valuation allowance	(184,635)	(568,808)	(62,114)	(9,005)
	(17,553)	(3,198)	(511)	(74)

Schedule of components of deferred tax

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	295,568	278,341	40,356
Customer advances and deposits	1,255	10,431	1,512
Allowance for credit losses and inventory provision	87,264	101,187	14,671
Allowance for long-term investment	—	3,078	446
Depreciation and amortization expense	21,997	18,961	2,749
Net operating losses carrying forwards	1,365,724	1,410,903	204,562
Lease liabilities	493,773	467,623	67,799
Total deferred tax assets	2,265,581	2,290,524	332,095
Valuation allowance*	(1,756,168)	(1,818,282)	(263,626)
Total deferred tax assets net of valuation allowance	509,413	472,242	68,469
*

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a three-year cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2021 and 2022. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes of equity investments	(29,232)	(29,232)	(4,238)
Accrued revenue recognition difference	(5,300)	(3,765)	(546)
Right-of-use assets	(474,881)	(439,245)	(63,685)
Total deferred tax liabilities	(509,413)	(472,242)	(68,469)

Schedule of roll-forward of unrecognized tax benefits

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Beginning balance	48,966	78,800	11,425
Additions	30,263	15,772	2,286
Decreases	(429)	—	—
Ending balance	78,800	94,572	13,711